NET SALES (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
NET SALES
Gross sales			R$ 21,899,618	R$ 17,477,563
Sales deductions
Returns and cancelations			(29,346)	(40,981)
Discounts and rebates			(2,387,828)	(1,901,193)
Total			19,482,444	15,535,389
Taxes on sales			(748,839)	(558,923)
Net sales	R$ 9,844,439	R$ 7,995,673	R$ 18,733,605	R$ 14,976,466